Advances for Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 76,280	$ 56,484
Additions for advances, including capitalized expenses and interest	206,242	185,149
Transferred to vessel cost (refer to Note 4)	(192,819)	(165,353)
Advances for vessels, ending balance	$ 89,703	$ 76,280